UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:   December 31, 2011

        Check here if Amendment []; Amendment Number: __________________

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   Ronald J. Juvonen

              Address:  c/o Downtown Associates, L.L.C.
                        674 Unionville Road, Suite 105
                        -------------------------------
                        Kennett Square, PA 19348
                        ------------------------

FORM 13F FILE NUMBER: 28-  07598
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Ronald J. Juvonen
           -----------------
Title:     Managing Member
           ---------------
Phone:     (610) 925-3480
           --------------

Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen         Kennett Square, PA         February 14, 2012
----------------------       --------------------       -------------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       12
---------------------------------------       --


Form 13F Information Table Value Total:       $ 83,371     (thousands)
---------------------------------------       ------------------------


List of Other Included Managers:     None
--------------------------------     ----

                               Ronald J. Juvonen
                           Form 13F Information Table
                               December 31, 2011




                              Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                  Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
BGC PARTNERS INC                CL A      05541T101   10,119   1,703,542  SH         SOLE              1,703,542
CARMAX INC                      COM       143130102    7,136     234,105  SH         SOLE                234,105
COSI INC                        COM       22122P101    3,591   5,093,600  SH         SOLE              5,093,600
DREAMWORKS ANIMATION SKG INC    CL A      26153C103    5,377     323,987  SH         SOLE                323,987
GENTEX CORP                     COM       371901109   10,016     338,481  SH         SOLE                338,481
GT ADVANCED TECHNOLOGIES INC    COM       36191U106    5,077     701,268  SH         SOLE                701,268
JOHN BEAN TECHNOLOGIES CORP     COM       477839104    2,662     173,200  SH         SOLE                173,200
MTS SYS CORP                    COM       553777103    1,021      25,065  SH         SOLE                 25,065
NETSCOUT SYS INC                COM       64115T104   11,880     675,000  SH         SOLE                675,000
RADISYS CORP                    COM       750459109    5,826   1,151,331  SH         SOLE              1,151,331
SHUTTERFLY INC                  COM       82568P304      724      31,800  SH         SOLE                 31,800
SUPER MICRO COMPUTER INC        COM       86800U104   19,942   1,271,800  SH         SOLE              1,271,800









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